Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Carrying Amount, Net of Impairment	$ 499,339	$ 499,734
Accumulated Amortization	(291,305)	(247,266)
Net Book Value	208,034	252,468
Developed technology [Member]
Carrying Amount, Net of Impairment	304,754	306,657
Accumulated Amortization	(188,485)	(157,862)
Net Book Value	116,269	148,795
Patents [Member]
Carrying Amount, Net of Impairment	18,871	17,785
Accumulated Amortization	(11,443)	(10,008)
Net Book Value	7,428	7,777
Trademarks and trade names [Member]
Carrying Amount, Net of Impairment	32,520	32,443
Accumulated Amortization	(16,263)	(14,463)
Net Book Value	16,257	17,980
Customer relationships [Member]
Carrying Amount, Net of Impairment	116,136	115,957
Accumulated Amortization	(51,209)	(41,708)
Net Book Value	64,927	74,249
Non-compete agreements [Member]
Carrying Amount, Net of Impairment	5,874	5,874
Accumulated Amortization	(5,874)	(5,874)
Net Book Value
Capitalized software development costs [Member]
Carrying Amount, Net of Impairment	20,176	20,010
Accumulated Amortization	(18,031)	(17,351)
Net Book Value	2,145	2,659
In process research and development [Member]
Carrying Amount, Net of Impairment	1,008	1,008
Accumulated Amortization
Net Book Value	$ 1,008	$ 1,008